EARNINGS (LOSS) PER SHARE (Tables)	9 Months Ended
Sep. 30, 2017
Earnings Loss Per Share Tables
Earnings (loss) per common share
	Three Months Ended September 30,		Nine Months Ended September 30,
	2017 (Restated)	2016	2017 (Restated)	2016
Basic and diluted (loss) earnings per share
Net (loss) earnings from continuing operations	$(791,360)	$(55,542)	$(1,913,460)	$420,208
Less: preferred stock accretion	(144,916)	—	(400,616)	—
Less: preferred stock dividends	(87,907)	—	(251,508)	—
Net income (loss) attributable to shareholders	(1,024,183)	(55,542)	(2,565,584)	420,208
Weighted average common shares outstanding - basic	11,756,560	9,713,956	10,920,866	7,016,373
Basic (loss) earnings per share	$(0.09)	$(0.01)	$(0.23)	$0.06

Weighted average common shares outstanding - diluted	11,756,560	9,713,956	10,920,866	7,123,160
Diluted (loss) earnings per share	$(0.09)	$(0.01)	$(0.23)	$0.06

Common stock equivalents excluded due to anti-dilutive effect	2,105,295	121,247	1,960,282	—

Earnings (loss) per common share, Class Method
	Three Months Ended September 30,		Nine Months Ended September 30,
	2017 (Restated)	2016	2017 (Restated)	2016
Numerator:
Net (loss) earnings from continuing operations	$(791,360)	$(55,542)	$(1,913,460)	$420,208
Less: preferred stock accretion	(144,916)	—	(400,616)	—
Less: preferred stock dividends	(87,907)	—	(251,508)	—
Net income (loss) attributable to shareholders	$(1,024,183)	$(55,542)	$(2,565,584)	$420,208

Denominator (basic):
Weighted average common shares outstanding	11,756,560	9,713,956	10,920,866	7,016,373
Participating securities - Series A preferred stock	974,487	—	917,931	—
Weighted average shares outstanding	12,731,047	9,713,956	11,838,797	7,016,373

Loss per common share - basic under two-class method	$(0.08)	$(0.01)	$(0.22)	$0.06

Denominator (diluted):
Weighted average common shares outstanding	11,756,560	9,713,956	10,920,866	7,123,160
Participating securities - Series A preferred stock (1)	974,487	—	917,931	—
Weighted average shares outstanding	12,731,047	9,713,956	11,838,797	7,123,160

Loss per common share - basic under two-class method	$(0.08)	$(0.01)	$(0.22)	$0.06

(1) As these shares are participating securities that participate in earnings, but do not participate in losses based on their contractual rights and obligations, this calculation demonstrates that there is no allocation of the loss to these securities.